Investments - Net Realized and Unrealized Investment Gains and Losses and Change in Unrealized Gains and Losses on Investments (Details) - USD ($) $ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Fixed income securities - gross realized gains	$ 0.4	$ 1.4	$ 2.9	$ 22.7	$ 68.8
Fixed income securities - gross realizes (losses)	(6.9)	(29.9)	(58.4)	(3.6)	(1.8)
Net change in expected credit gains (losses)	3.7	(7.7)	(5.0)	(2.5)	0.4
Fixed income securities, trading - gross realized gains	0.3	0.0	0.2	12.2	18.2
Fixed income securities, trading, gross realizes (losses)	(1.1)	(0.2)	(1.8)	(2.0)	(3.8)
Privately-held investments net unrealized gains/(losses)	31.0	(89.6)	(113.9)	(23.4)	0.0
Catastrophe bonds	(0.6)	(0.1)	0.2	(0.8)	0.0
Total net realized and unrealized investment (losses)/gains recorded in the consolidated statement of operations	18.0	(126.4)	(177.6)	8.8	71.1
Change in available for sale net unrealized (losses)/gains:
Fixed income securities	12.3	(316.0)	(391.7)	(157.6)	108.5
Income tax benefit/(expense)	(1.6)	29.5	23.9	(0.3)	(0.5)
Change in unrealized (losses)/gains on investments	10.7	(286.5)	(367.8)	(157.9)	108.0
Cash and cash equivalents
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Fixed income securities - gross realized gains	0.1	0.9	1.0	2.0	0.5
Fixed income securities - gross realizes (losses)	(0.1)	(0.2)	(0.5)	(0.8)	(0.4)
Fixed income securities, trading - gross realized gains	0.1	0.0	0.0	0.1	0.2
Fixed income securities, trading, gross realizes (losses)	(0.2)	0.0	0.0	(0.3)	(0.3)
Privately-held investments
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Fixed income securities, trading - gross realized gains	0.1	0.2	0.7	0.6	0.0
Fixed income securities, trading, gross realizes (losses)			(0.1)	(13.8)	0.0
Privately-held investments net unrealized gains/(losses)	9.0	1.3	2.5	(18.1)	20.4
Short-term investments
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Fixed income securities - gross realizes (losses)	(0.2)	0.0
MVI
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Income/(loss) from equity method investment			0.0	0.1	(0.4)
Multi-Line Insurer
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Income/(loss) from equity method investment	$ 0.4	$ 0.1	(0.4)	0.2	0.0
Digital Re
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Income/(loss) from equity method investment			$ 0.0	$ 0.0	$ (0.3)